April 1, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Attention: Filings – Rule 497(j)

Re:      Dreyfus Connecticut Municipal Money Market Fund, Inc.

            Registration Statement File No. 33-34845:811-6014

            CIK No. 863471

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 23 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 30, 2010

Very truly yours,

/s/ Faria Adam

                                                                                                Faria Adam